Commitments and Contingencies - Additional Information - Vessels Under Construction (Detail) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2016 USD ($) Vessel	Jun. 30, 2016 USD ($) Vessel	Jul. 31, 2016 Vessel	Dec. 31, 2015 USD ($)
Long-term Purchase Commitment [Line Items]
Payments made towards commitments for construction of certain carriers and tankers | $	$ 889,617	$ 889,617		$ 817,878
Liquefied Natural Gas [Member] | 2016 [Member] | Subsequent Event [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels			1
Newbuildings [Member]
Long-term Purchase Commitment [Line Items]
Expected cost of project | $		3,000,000
Payments made towards commitments for construction of certain carriers and tankers | $	852,100	852,100
Capitalized interest and other miscellaneous construction costs | $	10,900	10,900
Estimated remaining payments required to be made under newbuilding contract in remainder of 2016 | $	428,200	428,200
Estimated remaining payments required to be made under newbuilding contract in 2017 | $	932,200	932,200
Estimated remaining payments required to be made under newbuilding contract in 2018 | $	597,400	597,400
Estimated remaining payments required to be made under newbuilding contract in 2019 | $	$ 238,000	$ 238,000
Newbuildings [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	10	10
Newbuildings [Member] | Liquefied Natural Gas [Member] | 2017 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	3	3
Newbuildings [Member] | Liquefied Natural Gas [Member] | 2018 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	4	4
Newbuildings [Member] | Liquefied Natural Gas [Member] | 2019 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	2	2
Newbuildings [Member] | Long Distance Towing And Offshore Installation [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	4	4
Newbuildings [Member] | Long Distance Towing And Offshore Installation [Member] | 2016 - 2017 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	4	4
Newbuildings [Member] | Shuttle Tankers [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	3	3
Newbuildings [Member] | Floating Storage and Off-take [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	1	1
Newbuildings [Member] | Floating Storage and Off-take [Member] | 2017 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	1	1
Newbuildings [Member] | FPSO Segment [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	1	1
Newbuildings [Member] | FPSO Segment [Member] | 2017 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	1	1
Units for Maintenance and Safety [Member] | Logitel Offshore Holdings [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	2